Net fee and commission income	6 Months Ended
Jun. 30, 2026
Net Fee And Commission Income [Abstract]
Net fee and commission income

	Half-year to 30 Jun 2026 £m	Half-year to 30 Jun 2025 £m	Half-year to 31 Dec 2025 £m

Fee and commission income:
Current accounts	354	341	332
Credit and debit card fees	690	636	688
Commercial banking and treasury fees	250	183	251
Unit trust and insurance broking	88	31	34
Factoring	27	34	32
Other fees and commissions	343	239	317
Total fee and commission income	1,752	1,464	1,654
Fee and commission expense	(750)	(608)	(726)
Net fee and commission income	1,002	856	928
Current account and credit and debit card fees principally arise in Retail; commercial banking and treasury fees and factoring arise in Commercial Banking; and unit trust and insurance broking arise in Insurance, Pensions and
Investments.